Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (FY) (Details) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	4,166,586	5,193,750
Weighted-average shares outstanding	5,193,750	5,193,750	4,166,586	5,193,750
Basic net income per share	$ 0.02	$ 0.15	$ 0.06	$ 0.3
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ 336,660	$ 2,911,967	$ 45,224	$ 5,627,425
Denominator:
Weighted-average shares outstanding	16,774,894	18,975,000	738,327	18,975,000
Weighted-average shares outstanding	16,774,894	18,975,000	738,327	18,975,000
Basic net income per share	$ 0.02	$ 0.15	$ 0.06	$ 0.3
Common Stock [Member]
Numerator:
Allocation of net income	$ 104,235	$ 797,050	$ 255,209	$ 1,540,313
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	4,166,586	5,193,750
Weighted-average shares outstanding			4,166,586	5,193,750
Basic net income per share	$ 0.02	$ 0.15	$ 0.06